UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida March 31 , 2006
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	65
Form 13F information table value total:	218,837,160
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE






NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M COMPANY	COM	88579Y101	5,927,221		78,309	SOLE
AFLAC INC COM	COM	001055102	54,156			1,200	SOLE
ALBERTO CULVER CO COM	013068101	2,092,963		47,320	SOLE
AMERICAN EXPRESS COM	025816109	3,754,390		71,444	SOLE
AMGEN INC COM	COM	31162100	5,132,513		70,550	SOLE
ANHEUSER BUSCH 	COM	035229103	6,553,016		153,215	SOLE
AUTOMATIC DATA PROCESS 	053015103	7,719,331		168,987	SOLE
AVON PRODS INC COM	054303102	3,577,845		114,785	SOLE
BALDWIN AND LYONS COM	057755209	971,730			36,600	SOLE
BANDAG INC CL A	COM	59815308	1,142,072		31,955	SOLE
BERKSHIRE HATHAWAY COM	084670207	6,322,188		2,099	SOLE
CASCADE NAT GAS CORPCOM	147339105	1,569,499		79,670	SOLE
CINTAS CORP COM	COM	172908105	3,175,318		74,503	SOLE
COCA COLA CO COM	191216100	7,840,371		187,255	SOLE
COLGATE PALMOLIVE CO	194162103	6,040,133		105,782	SOLE
COMMUNICATIONS SYS INC	203900105	912,470			86,490	SOLE
DELL INC COM	COM	24702R101	3,865,437		129,887	SOLE
EBAY INC COM	COM	278642103	2,728,128		69,952	SOLE
EQUITY RESIDENT PPTYS	29476L107	14,879			318	SOLE
EXXON MOBIL CORP COM	30231G102	3,221,657		52,936	SOLE
GENERAL ELEC CO COM	369604103	7,837,097		225,333	SOLE
GLAXOSMITHKLINE PLC COM	37733W105	53,565			1,024	SOLE
GROLSCH NV ORD	COM	N37291114	5,599,476		150,475	SOLE
HARLEY DAVIDSON INC COM	412822108	7,141,159		137,648	SOLE
HAWKINS CHEM INC COM	420261109	1,473,410		104,720	SOLE
HEALTH MGMT ASSOC INC 	421933102	3,212,204		148,920	SOLE
THE HERSHEY COMPANY	427866108	4,269,304		81,740	SOLE
HOME DEPOT INC COM	437076102	4,298,413		101,617	SOLE
HORACE MANN EDUCTR CP 	440327104	4,453,908		236,910	SOLE
INTERNATIONAL SPEEDWAY 	460335201	2,415,969		47,465	SOLE
JOHNSON & JOHNSON COM	478160104	3,328,799		56,211	SOLE
LABORATORY AMER HLDGS 	50540R409	4,335,941		74,144	SOLE
MCGRAW HILL COS INC 	580645109	11,067,117		192,071	SOLE
MEDTRONIC INC COM	585055106	5,732,792		112,961	SOLE
MERCK & CO INC	COM	589331107	3,867,972		109,792	SOLE
MICROSOFT CORP COM	594918104	3,609,339		132,648	SOLE
MOCON INC COM	COM	607494101	898,049			99,562	SOLE
MOODYS CORP COM	COM	615369105	3,484,743		48,765	SOLE
MYLAN LABS INC COM	628530107	4,908,548		209,767	SOLE
NATIONAL DENTEX CORP 	63563H109	1,309,173		56,357	SOLE
OIL DRI CORP AMER COM	677864100	1,605,400		80,270	SOLE
PATTERSON DENTAL CO COM	703395103	4,818,915		136,901	SOLE
PEPSICO INC COM	COM	713448108	7,292,713		126,193	SOLE
PFIZER INC COM	COM	717081103	3,721,465		149,336	SOLE
PROCTER & GAMBLE CO COM	742718109	1,804,511		31,312	SOLE
SARA LEE CORP COM	803111103	3,574,140		199,896	SOLE
SEI INVESTMENTS CO COM	784117103	3,965,982		97,853	SOLE
SERVICEMASTER COMPANY	817615107	4,542,485		346,226	SOLE
ST PAUL TRAVELERS INC 	792860108	3,602,549		86,206	SOLE
STEPAN CO COM	COM	858586100	4,927,551		166,753	SOLE
TELEPHONE & DATA SYS 	879433100	1,787,026		45,310	SOLE
TELEPHONE & DATA SYS 	879433860	1,180,858		31,281	SOLE
THE LIMITED	COM	532716107	4,511,965		184,463	SOLE
UNITED GUARDIAN INC 	910571108	269,647			27,515	SOLE
UNITED PARCEL SERVICE 	911312106	3,879,333		48,870	SOLE
VIRCO MFG CO COM	927651109	546,709			104,135	SOLE
WAL MART STORES INC 	931142103	2,714,610		57,464	SOLE
WALGREEN CO COM	COM	931422109	2,004,368		46,473	SOLE
WALT DISNEY CO COM	254687106	2,972,600		106,583	SOLE
XL CAPITAL LTD A SHS	G98255105	3,202,038		49,946	SOLE